DEFERRED AND CONTINGENT CONSIDERATION (Details) € in Thousands, $ in Thousands		12 Months Ended
	Jan. 18, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Jun. 02, 2021 EUR (€)	Jun. 02, 2021 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about business combination [line items]
Loss on remeasurement of deferred and contingent consideration		€ 0	€ 9,276
Accretion expense		0	1,037
Deferred and contingent consideration		0	11,521			€ 23,732
Cash paid on settlement of deferred and contingent consideration		€ 11,521	€ 527
Oryx Acquisition
Disclosure of detailed information about business combination [line items]
Cash paid as consideration	€ 11,598			€ 62	$ 75
Cash paid on settlement of deferred and contingent consideration	11,521
Interest paid	52
Legal fees paid	€ 25